Operating Lease Liabilities (Details) - Schedule of analyzed for reporting purposes - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Analyzed For Reporting Purposes Abstract
Long-term portion of operating lease liabilities	$ 1,473,093	$ 2,147,252
Current maturities of operating lease liabilities	778,742	87,103
Total	$ 2,251,835	$ 2,234,355